Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	June 30, 2017	December 31, 2016
	$	$
Revolving Credit Facilities	1,142,235	1,119,808
Senior Notes (8.5%) due January 15, 2020	592,657	592,657
Norwegian Kroner-denominated Bonds due through 2021	637,395	628,257
U.S. Dollar-denominated Term Loans due through 2028	3,583,152	3,702,997
U.S. Dollar Bonds due through 2024	462,659	466,680
Euro-denominated Term Loans due through 2023	230,343	219,733
Total Principal	6,648,441	6,730,132
Unamortized discount and debt issuance costs	(75,519)	(90,586)
Total debt	6,572,922	6,639,546
Less current portion	(1,299,806)	(998,591)
Long-term portion	5,273,116	5,640,955